Wireless Licenses, Goodwill and Other Intangible Assets - Schedule of Carrying Amount of Wireless Licenses (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Indefinite-lived Intangible Assets [Line Items]
Wireless licenses	$ 88,417	$ 86,673
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Wireless licenses	$ 88,417	$ 86,673